Total
Gateway Fund
Gateway Fund
Investment Goal
The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
You may pay other fees, such as
brokerage commissions and other fees to financial intermediaries, which are not reflected in this table. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Funds Complex.
More information about these and other discounts is
available from your financial professional and in the section “How Sales Charges Are Calculated” on page
84 of the Prospectus
, in Appendix A to the
Prospectus and on page
128 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Gateway Fund - USD ($)	Class A		Class C	Class N	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	[1]	1.00%	none	none	none
Redemption fees	none		none	none	none	none
[1]	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Gateway Fund		Class A	Class C	Class N	Class T		Class Y
Management fees		0.63%	0.63%	0.63%	0.63%		0.63%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none	0.25%		none
Other expenses		0.14%	0.14%	0.07%	0.14%	[1]	0.14%
Total annual fund operating expenses		1.02%	1.77%	0.70%	1.02%		0.77%
Fee waiver and/or expense reimbursement	[2]	0.08%	0.07%	0.05%	0.08%		0.07%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.94%	1.70%	0.65%	0.94%		0.70%
[1]	Other expenses for Class T shares are estimated for the current fiscal year.
[2]	Gateway Investment Advisers, LLC (“Gateway” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.94%, 1.70%, 0.65%, 0.94% and 0.70% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
Expense Example - Gateway Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	665	874	1,099	1,744
Class C	273	550	953	1,880
Class N	66	219	385	866
Class T	344	559	792	1,460
Class Y	72	239	421	948

If shares are not redeemed:
Expense Example, No Redemption	1 year	3 years	5 years	10 years
Gateway Fund | Class C | USD ($)	173	550	953	1,880

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was
22% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies
Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. Writing index call options reduces the Fund’s volatility, provides steady cash flow and is an important source of the Fund’s return, although it also reduces the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of the stocks constituting the index decrease, and decreases as those stocks increase in price. From time to time, the Fund may reduce its holdings of put options, resulting in an increased exposure to a market decline. The combination of the diversified stock portfolio, the steady cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. The Fund may invest in companies with small, medium or large market capitalizations.
Equity securities purchased by the Fund may include U.S. exchange-listed common stocks, American Depositary Receipts (“ADRs”), which are securities issued by a U.S. bank that represent interests in foreign equity securities, and interests in real estate investment trusts (“REITs”).
The Fund strives not only for the majority of the returns associated with equity market investments, but also for returns in excess of those available from other investments comparable in volatility. Because, as described above, the Fund writes index call options and purchases index put options in addition to investing in equity securities, the Fund’s historical volatility has been closer to intermediate- to long-term fixed-income investments (intermediate-term are those with approximately five-year maturities and long-term are those with maturities of ten or more years) and hybrid investments (blends of equity and short-term fixed-income securities) than to equity investments. With its core investment in equities, the Fund is significantly less vulnerable to fluctuations in value caused by interest rate volatility, a risk factor present in both fixed-income investments and “hybrid investments” (blends of equity and short-term fixed-
income), although the Fund expects to generally have lower long-term returns than a fund consisting solely of equity securities. Through the use of index options, the Fund intends that its risk management strategy will reduce the volatility inherent in equity investments while also allowing for more participation in equity returns than hybrid investments. Thus, the Fund seeks to provide an efficient trade-off between risk and reward where risk is characterized by volatility or fluctuations in value over time.
Purchasing Stocks
The Fund invests in a diversified stock portfolio, generally consisting of approximately 200 to 400 stocks, designed to support the Fund’s index option based risk management strategy as efficiently as possible while seeking to enhance the Fund’s after tax total return. The Adviser uses a multifactor quantitative model to construct the stock portfolio. The model evaluates U.S.-exchange-traded equities that meet criteria and constraints established by the Adviser.
Generally, the Adviser tries to minimize the difference between the performance of the stock portfolio and that of the index or indices underlying the Fund’s option strategies while also considering other factors, such as predicted dividend yield. The Adviser monitors this difference and the other factors, and rebalances and adjusts the stock portfolio from time to time, by purchasing and selling stocks. To the extent consistent with the Fund’s investment goal, the
Adviser may also sell stocks to realize capital losses in an effort to minimize any required capital gain distributions. The Adviser expects the portfolio to generally represent the broad U.S. equity market.
Writing Index Call Options
The Fund continuously writes index call options, typically on broad-based securities market indices, on the full value of its broadly diversified stock portfolio.
As the seller of the index call option, the Fund receives cash (the “premium”) from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the “exercise price”) on a certain date in the future (the “expiration date”). If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price and the value of the index determine the gain or loss realized by the Fund as the seller of the index call option. The Fund can also repurchase the call option prior to the expiration date, ending its obligation. In this case, the difference between the cost of repurchasing the option and the premium received will determine the gain or loss realized by the Fund.
Purchasing Index Put Options
The Fund may buy index put options in an attempt to protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as stock prices (and the value of the index) decrease and decreases as those stocks (and the index) increase in price.
Other Investments
The Fund may invest in foreign securities traded in U.S. markets (through ADRs or stocks traded in U.S. dollars). The Fund may enter into repurchase agreements and/or hold cash and cash equivalents.

Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the
Fund.
Management Risk:
A strategy used by the Fund’s
portfolio managers may fail to produce the intended result.
Options Risk:
 The value of the Fund’s positions in index options will fluctuate in response to changes in the value of the underlying index. Writing index call options limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The
Fund also risks losing all or part of the cash paid for purchasing index put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired.
Equity Securities Risk:
The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole.
 In the event an issuer is liquidated or
declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock.
Small- and mid-capitalization and emerging growth companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the Fund’s equity portfolio.
Correlation Risk
: The effectiveness of the Fund’s index option-based risk management strategy may be reduced if the performance of the Fund’s equity portfolio does not correlate to that of the indices underlying its option positions.
Foreign Securities Risk:
Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.
The
Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Cybersecurity and Technology Risk:
The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.
Market/Issuer Risk:
The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.
REITs Risk:

Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The
Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Risk/Return Bar Chart and Table
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-
to-year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and life-of-class periods (as applicable) compare to those of
two broad measures of market performance.
The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar-
denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-
related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors. Class C shares will automatically convert to Class A shares after eight years.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.
The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Total Returns for Class Y Shares

Highest Quarterly Return: Second Quarter 2020, 8.36% Lowest Quarterly Return: First Quarter 2020, -10.01%
Average Annual Total Returns (for the periods ended December 31, 2020)
Average Annual Total Returns - Gateway Fund	Past 1 Year	Past 5 Years	Past 10 Years	Life of Class N	Inception Date
Class Y	7.19%	5.77%	5.15%
Class Y | Return After Taxes on Distributions	6.90%	5.36%	4.75%
Class Y | Return After Taxes on Distributions and Sale of Fund Shares	4.43%	4.40%	4.04%
Class A	0.76%	4.27%	4.28%
Class C	5.13%	4.71%	4.26%
Class N	7.25%			5.36%	May 01, 2017
Class T	4.25%	4.98%	4.63%
S&P 500® Index	18.40%	15.22%	13.88%	15.30%	May 01, 2017
Bloomberg Barclays U.S. Aggregate Bond Index	7.51%	4.44%	3.84%	4.93%	May 01, 2017

The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund’s other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as
Class T shares, restated to reflect the different sales load applicable to Class T shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.